Fair Value of Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Derivative contract information
Fair Value of Net Assets (Liabilities)	$ 8,034	$ (5,746)
Net cash collateral provided (held)	456	(1,360)
Net fair value of commodity derivatives on consolidated balance sheet	8,490	(7,106)
Cross-commodity
Derivative contract information
Total Notional Units (Barrels)	140,000	430,000
Fair Value of Net Assets (Liabilities)	(1,876)	(10,208)
Crude oil fixed-price
Derivative contract information
Total Notional Units (Barrels)	(1,600,000)	(144,000)
Fair Value of Net Assets (Liabilities)	(2,796)	1,033
Crude oil index
Derivative contract information
Total Notional Units (Barrels)	3,598,000	(91,000)
Fair Value of Net Assets (Liabilities)	6,099	153
Propane fixed-price
Derivative contract information
Total Notional Units (Barrels)	60,000	(282,000)
Fair Value of Net Assets (Liabilities)	1,753	3,197
Refined products fixed-price
Derivative contract information
Total Notional Units (Barrels)	732,000
Fair Value of Net Assets (Liabilities)	560
Renewable Products
Derivative contract information
Total Notional Units (Barrels)	106,000
Fair Value of Net Assets (Liabilities)	4,084
Other
Derivative contract information
Total Notional Units (Barrels)		8,000
Fair Value of Net Assets (Liabilities)	1,122	79
Commodity contracts
Derivative contract information
Net gains (losses) on derivatives	(43,655)	(4,381)	5,676
Natural gas fixed-price
Derivative contract information
Fair Value of Net Assets (Liabilities)	$ 210